Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for PEO ($)(1)	Compensation actually paid to PEO ($)(2) (3)	Average summary compensation table total for non-PEO named executive officers ($)(1)	Average compensation actually paid to non-PEO named executive officers ($)(1) (2) (3)	Value of Initial Fixed $100 investment based on Total Shareholder Return ($)(4)	Net income (loss) attributable to common stockholders ($ in thousands)
2025	12,843,261	5,984,267	2,456,952	228,871	252.15	(306,434)
2024	4,729,311	17,040,792	1,649,034	4,857,558	368.90	(61,751)
2023	11,587,552	13,730,641	3,871,347	4,129,042	228.23	(182,745)
2022	11,112,239	14,942,672	3,590,843	4,104,788	236.36	(84,353)
2021	9,202,686	8,768,254	3,301,344	3,197,972	136.36	(40,396)

Named Executive Officers, Footnote	The PEO for each year shown in the table was Matthew K. Schatzman. The non-PEO named executive officers for each year shown in the table were: for 2025, Michael Mott, Vera de Gyarfas, Tarik Skeik and Brent Wahl; for 2024 Brent Wahl, Vera de Gyarfas and Tarik Skeik; for 2023 and 2022, Brent Wahl and Vera de Gyarfas, and for 2021, Brent Wahl and Ivan Van der Walt, former Chief Operating Officer.
PEO Total Compensation Amount	$ 12,843,261	$ 4,729,311	$ 11,587,552	$ 11,112,239	$ 9,202,686
PEO Actually Paid Compensation Amount	$ 5,984,267	17,040,792	13,730,641	14,942,672	8,768,254
Adjustment To PEO Compensation, Footnote	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s named executive officers. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below and averaged for the non-PEO named executive officers.
(3)Compensation Actually Paid reflects the exclusions and inclusions for the PEO and, on average, the non-PEO named executive officers set forth below. Amounts excluded, which are set forth in the “Minus Stock Awards from Summary Compensation Table” columns below, represent the Stock Awards reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. Amounts added back to determine Compensation Actually Paid are made up of the following components which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted, although there were no such awards for the PEO or the non-PEO named executive officers in 2022, 2023 or 2024. The dollar value of any dividends or other earnings paid on stock awards in a covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year are added, although there were no such payments for the PEO or the non-PEO named executive officers in 2022, 2023 or 2024. Equity values are calculated in accordance with ASC Topic 718.

Year	Summary compensation table total for PEO ($)	Minus stock awards from summary compensation table ($)	Plus year-end equity value of unvested awards granted during year ($)	Plus change in value of unvested awards granted in prior years ($)	Plus value of awards granted and vested during year ($)	Plus change in value of prior year awards vested during year ($)	Compensation actually paid to PEO ($)
2025	12,843,261	(9,903,480)	3,714,970	(5,733,632)	1,365,640	3,697,508	5,984,267
2024	4,729,311	(3,006,812)	5,224,079	7,658,748	—	2,435,466	17,040,792
2023	11,587,552	(8,244,858)	6,183,657	-491,119	—	4,695,409	13,730,641
2022	11,112,239	(9,578,906)	5,722,220	5,771,336	679,106	1,236,677	14,942,672
2021	9,202,686	(7,851,228)	6,786,705	599,920	—	30,171	8,768,254

Year	Average summary compensation table total for non-PEO named executive officers ($)	Minus stock awards from summary compensation table ($)	Plus year-end equity value of unvested awards granted during year ($)	Plus change in value of unvested awards granted in prior years ($)	Plus value of awards granted and vested during year ($)	Plus change in value of prior year awards vested during year ($)	Average compensation actually paid to non-PEO named executive officers ($)
2025	2,456,952	(1,502,310)	564,425	(2,030,512)	297,403	442,913	228,871
2024	1,649,034	(835,225)	1,451,132	1,996,809	—	595,808	4,857,558
2023	3,871,347	(2,438,664)	1,717,680	-124,672	148430	954,921	4,129,042
2022	3,590,843	(2,745,426)	1,527,756	1,274,204	322,935	134,476	4,104,788
2021	3,301,344	(2,542,010)	2,265,038	75,240	—	98,360	3,197,972

Non-PEO NEO Average Total Compensation Amount	$ 2,456,952	1,649,034	3,871,347	3,590,843	3,301,344
Non-PEO NEO Average Compensation Actually Paid Amount	$ 228,871	4,857,558	4,129,042	4,104,788	3,197,972
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s named executive officers. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below and averaged for the non-PEO named executive officers.
(3)Compensation Actually Paid reflects the exclusions and inclusions for the PEO and, on average, the non-PEO named executive officers set forth below. Amounts excluded, which are set forth in the “Minus Stock Awards from Summary Compensation Table” columns below, represent the Stock Awards reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. Amounts added back to determine Compensation Actually Paid are made up of the following components which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted, although there were no such awards for the PEO or the non-PEO named executive officers in 2022, 2023 or 2024. The dollar value of any dividends or other earnings paid on stock awards in a covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year are added, although there were no such payments for the PEO or the non-PEO named executive officers in 2022, 2023 or 2024. Equity values are calculated in accordance with ASC Topic 718.

Year	Summary compensation table total for PEO ($)	Minus stock awards from summary compensation table ($)	Plus year-end equity value of unvested awards granted during year ($)	Plus change in value of unvested awards granted in prior years ($)	Plus value of awards granted and vested during year ($)	Plus change in value of prior year awards vested during year ($)	Compensation actually paid to PEO ($)
2025	12,843,261	(9,903,480)	3,714,970	(5,733,632)	1,365,640	3,697,508	5,984,267
2024	4,729,311	(3,006,812)	5,224,079	7,658,748	—	2,435,466	17,040,792
2023	11,587,552	(8,244,858)	6,183,657	-491,119	—	4,695,409	13,730,641
2022	11,112,239	(9,578,906)	5,722,220	5,771,336	679,106	1,236,677	14,942,672
2021	9,202,686	(7,851,228)	6,786,705	599,920	—	30,171	8,768,254

Year	Average summary compensation table total for non-PEO named executive officers ($)	Minus stock awards from summary compensation table ($)	Plus year-end equity value of unvested awards granted during year ($)	Plus change in value of unvested awards granted in prior years ($)	Plus value of awards granted and vested during year ($)	Plus change in value of prior year awards vested during year ($)	Average compensation actually paid to non-PEO named executive officers ($)
2025	2,456,952	(1,502,310)	564,425	(2,030,512)	297,403	442,913	228,871
2024	1,649,034	(835,225)	1,451,132	1,996,809	—	595,808	4,857,558
2023	3,871,347	(2,438,664)	1,717,680	-124,672	148430	954,921	4,129,042
2022	3,590,843	(2,745,426)	1,527,756	1,274,204	322,935	134,476	4,104,788
2021	3,301,344	(2,542,010)	2,265,038	75,240	—	98,360	3,197,972

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Paid to our Non-PEO named executive officers, and the Company’s TSR over the fiscal three-year period from 2023 through 2025.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Paid to our Non-PEO named executive officers, and the Company’s TSR over the fiscal five-year period from 2021 through 2025.

Total Shareholder Return Amount	$ 252.15	368.90	228.23	236.36	136.36
Net Income (Loss)	$ (306,434,000)	(61,751,000)	(182,745,000)	(84,353,000)	(40,396,000)
PEO Name	Matthew K. Schatzman
Additional 402(v) Disclosure	Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in Company common stock on December 31, 2021.
The fair value or change in fair value, as applicable, of stock awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for PSU awards (excluding market-conditioned awards), the closing price of our common stock on the applicable measurement date, and (z) for market-conditioned PSU awards, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date.
Description of the Information Presented in the Pay Versus Performance Table
As described in greater detail above in this proxy statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company aligns executive compensation with Company performance by providing for compensation outcomes aligned with significant value creation events, not all of such events are measures presented in the Pay Versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align Company performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular fiscal year. Compensation actually paid is influenced by numerous factors, including but not limited to the timing of new grant issuances and outstanding grant vesting, share price volatility during the fiscal year, and many other factors. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions for the relationships between information represented in the Pay Versus Performance table.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,903,480)	(3,006,812)	(8,244,858)	(9,578,906)	(7,851,228)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,714,970	5,224,079	6,183,657	5,722,220	6,786,705
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,733,632)	7,658,748	(491,119)	5,771,336	599,920
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,365,640	0	0	679,106	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,697,508	2,435,466	4,695,409	1,236,677	30,171
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,502,310)	(835,225)	(2,438,664)	(2,745,426)	(2,542,010)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	564,425	1,451,132	1,717,680	1,527,756	2,265,038
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,030,512)	1,996,809	(124,672)	1,274,204	75,240
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,403	0	148,430	322,935	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 442,913	$ 595,808	$ 954,921	$ 134,476	$ 98,360